As filed with the Securities and Exchange Commission on July 3, 2014
1940 Act Registration No. 811-22761
1933 Act File No. 333-184477

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	22	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	24	[X]

(Check appropriate box or boxes)
STONE RIDGE TRUST
(Exact name of Registrant as Specified in Charter)

405 Lexington Avenue, 55th Floor
New York, New York 10174
(Address of Principal Executive Offices) (Zip Code)

(855) 609-3680
(Registrant's Telephone Number, including Area Code)

Stone Ridge Trust
405 Lexington Avenue, 55th Floor
New York, New York 10174
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	On (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 22 to the Registration Statement of Stone Ridge Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 21, filed on Form N-1A filed on June 23, 2014, which designated June 23, 2014 as the date on which PEA No. 21 was to become effective.  This PEA No. 22 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 21 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement of Stone Ridge Trust (related to the Stone Ridge Global Equity Variance Risk Premium Master Fund) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 3rd day of July, 2014.

STONE RIDGE TRUST

By:  /s/ Jane Korach
 Jane Korach, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
__________________* Ross Stevens	Trustee, President (Principal Executive Officer)	July 3, 2014
__________________* Patrick Kelly	Treasurer (Principal Financial Officer)	July 3, 2014
__________________* Daniel Charney	Trustee	July 3, 2014
__________________* Jason Ekberg	Trustee	July 3, 2014

* Power of Attorney

By: /s/ Jane Korach
Attorney in Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE